Note 10 - Derivatives - Note Conversion Feature - 10Q (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Schedule of Derivative Instruments [Table Text Block]
Fair value at December 31, 2012	$364,802
Decrease in value	72,896
Reclassification from liability to equity as a result of note conversions	23,657
Fair value at March 31, 2013	$268,249

Fair value at December 31, 2010	$160,659
Issuance of instruments	840,442
Decrease in value	(40,030)
Reclassification from liability to equity as a result of note conversions	(518,760)
Fair value at December 31, 2011	442,311
Issuance of instruments	952,214
Decrease in value	(131,397)
Reclassification from liability to equity as a result of note conversions	(898,326)
Fair value at December 31, 2012	$364,802

Fair Value Inputs, Liabilities, Quantitative Information [Table Text Block]
	March 31, 2013			December 31, 2012
Risk free interest rate		0.14%		0.11%	to	0.16%
Expected life (years)	0.0001	to	0.9	0.01	to	2.1
Dividend Yield		0%			0%
Volatility	161%	to	216%	130%	to	219%

	2012			2011
Risk free interest rate	0.11%	to	0.16%	0.17%	to	0.19%
Expected life (years)	0.01	to	2.1	0	to	3
Dividend Yield		0%			0%
Volatility	130%	to	219%	0%	to	205%